ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

November 19, 2015	Kathleen M. Nichols T +1 617 854 2418 F +1 617 235 0862 kathleen.nichols@ropesgray.com

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Voya Variable Products Trust (File Nos. 33-73140 and 811-8220)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 57 (the “Amendment”) to the Registration Statement of Voya Variable Products Trust (the “Trust”). This Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Act”), and shall become effective on November 20, 2015.

In addition to the Part C, the Amendment includes the following documents:

1.              Statutory Prospectus for Class R6  shares of Voya MidCap Opportunities Portfolio and Voya SmallCap Opportunities Portfolio (together, the “Portfolios”), each a series of the Trust; and

2.              The Statement of Additional Information for the Portfolios.

This Amendment relates solely to the Portfolios.  This Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

In connection with this Amendment, the Trust plans to file, a separate filing pursuant to Rule 497(k) for each Portfolio’s definitive Summary Prospectus, which contains the same information in response to Items 2 through 8 of Form N-lA as does the Statutory Prospectus included in this Amendment. This transmittal letter shall also serve as the transmittal letter for each of the corresponding filings made pursuant to Rule 497(k).

We have assisted the Trust in the preparation of the Amendment and believe that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.

No fees are required in connection with this filing.  Should you have any questions concerning the attached filing, please contact the undersigned at (617) 854-2418 or Jay Stamper at (480) 477-2660.

Very truly yours,

/s/ Kathleen M. Nichols

Kathleen M. Nichols

cc:           Kristen Freeman, Esq.

Timothy W. Diggins, Esq.

Elizabeth J. Reza, Esq.